Investments in Associates and Joint Ventures - Summary of Principal Associate Undertakings (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Significant Investments In Associates [Line Items]
Noncurrent assets	£ 133,687
Current assets	12,655
Non-current liabilities	(64,325)
Current liabilities	(16,329)
Investments in associates and joint ventures	1,737
ITC Ltd.
Disclosure Of Significant Investments In Associates [Line Items]
Noncurrent assets	4,106	£ 3,738
Current assets	2,823	3,089
Non-current liabilities	(238)	(240)
Current liabilities	(1,002)	(1,446)
Investments in associates and joint ventures	5,689	5,141
Associates And Joint Ventures
Disclosure Of Significant Investments In Associates [Line Items]
Noncurrent assets	1,225	1,127
Current assets	953	1,019
Non-current liabilities	(71)	(67)
Current liabilities	(370)	(502)
Associates And Joint Ventures | ITC Ltd.
Disclosure Of Significant Investments In Associates [Line Items]
Investments in associates	£ 1,682	£ 1,527